Taxation - Reconciliation of effective tax rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Taxation
Profit/(loss) before income tax	$ 42,118	$ (14,819)	$ 75,134	$ (23,768)
Tax calculated at the applicable tax rates	(3,455)	2,438	(6,686)	3,902
Effect of different tax rates in other countries	(7)	(17)	5	(3)
Tax effect of expenses not deductible for tax purposes and non-taxable income	(1,300)	268	(601)	129
Tax effect of deductions under special tax regimes	3,812	(2,234)	5,620	(3,353)
Unrecognized deferred tax asset resulting from loss carryforward					$ (1,273)
Tax effect of tax losses brought forward	201	(455)	812	(675)
Tax effect of not recognized deferred tax asset regarding the loss carryforward	(293)		(760)
Overseas tax in excess of credit claim used during the period	(210)	(325)	(415)	(524)
Income tax expense	$ (1,252)	$ (325)	$ (2,025)	$ (524)